Classification of financial instruments	12 Months Ended
Dec. 31, 2024
Texts Block [Abstract]
Classification of financial instruments
14. Classification of financial instruments
The accounting classification of each class of the Group’s financial assets, and their carrying values, is as follows:

		2024					2023

				Fair value	Amortised cost				Fair value	Amortised cost

All figures in £ millions	Notes	Fair value through other comprehensive income	Fair value through profit and loss	Fair value – hedging instrument	Financial assets	Total carrying value	Fair value through other comprehensive income	Fair value through profit and loss	Fair value – hedging instrument	Financial assets	Total carrying value

Investments in listed and unlisted securities	15	28	113	–	–	141	23	120	–	–	143

Cash and cash equivalents	17	–	62	–	481	543	–	31	–	281	312

Derivative financial instruments	16	–	30	21	–	51	–	1	47	–	48

Trade receivables	22	–	–	–	614	614	–	–	–	695	695

Contract assets - unbilled	22	–	–	–	71	71	–	–	–	–	–

Investment in finance lease receivable	22	–	–	–	83	83	–	–	–	100	100

Other receivable		–	12	–	–	12	–	–	–	12	12

Total financial assets		28	217	21	1,249	1,515	23	152	47	1,088	1,310
The carrying value of the Group’s financial assets is equal to, or approximately equal to, the market value. The other receivable relates to the contingent consideration receivable on the disposal of POLS.
The accounting classification of each class of the Group’s financial liabilities, together with their carrying values and market values, is as follows:

		2024					2023

			Fair value Fair value – hedging instrument	Amortised cost Other financial liabilities			Fair value		Amortised cost
All figures in £ millions	Notes	Fair value through profit and loss			Total carrying value	Total market value	Fair value through profit and loss	Fair value – hedging instrument	Other financial liabilities	Total carrying value	Total market value

Derivative financial instruments	16	(10)	(48)	–	(58)	(58)	(7)	(36)	–	(43)	(43)

Trade payables	24	–	–	(273)	(273)	(273)	–	–	(317)	(317)	(317)

Deferred and contingent consideration	24	(1)	–	(21)	(22)	(22)	(57)	–	–	(57)	(57)

Borrowings due within one year	18	–	–	(315)	(315)	(312)	–	–	(67)	(67)	(67)

Borrowings due after more than one year	18	–	–	(1,157)	(1,157)	(1,123)	–	–	(1,094)	(1,094)	(1,062)

Total financial liabilities		(11)	(48)	(1,766)	(1,825)	(1,788)	(64)	(36)	(1,478)	(1,578)	(1,546)

Fair value measurement
Financial instruments that are measured subsequently to initial recognition at fair value are grouped into levels 1 to 3, based on the degree to which the fair value is observable, as follows:
Level 1 fair value measurements are those derived from unadjusted quoted prices in active markets for identical assets or liabilities. The Group’s bonds valued at £918m (2023: £611m) and money market funds of £62m (2023: £31m) included within cash and cash equivalents, and listed securities of £6m (2023: £nil) are classified as level 1.
Level 2 fair value measurements are those derived from inputs, other than quoted prices included within level 1, that are observable for the asset or liability, either directly (as prices) or indirectly (derived from prices). The Group’s derivative assets valued at £51m (2023: £48m) and derivative liabilities valued at £58m (2023: £43m) are classified as level 2.
Level 3 fair value measurements are those derived from valuation techniques that include inputs for the asset or liability that are not based on observable market data (unobservable inputs). The Group’s investments in unlisted securities are valued at £135m (2023: £143m), contingent consideration of £1m (2023: £57
m
) and the other receivable of £12m (2023: £12m) are classified as level 3.
The movements in fair values of level 3 financial assets measured at fair value are shown in the table below:

	2024			2023

All figures in £ millions	Other receivable	Investments in unlisted securities	Total	Total

At 1 January	12	143	155	136

Exchange differences	–	2	2	(5)

Acquisition of investments and other receivable	–	9	9	20

Repayments	–	–	–	(3)

Disposal of investments	–	–	–	(7)

Reclassification out of level 3	–	(6)	(6)	–

Fair value movements – OCI	–	(2)	(2)	1

Fair value movements – income statement	–	(11)	(11)	13

At 31 December	12	135	147	155
The fair value of the investments in unlisted securities is determined by reference to the financial performance of the underlying asset, recent funding rounds and amounts realised on the sale of similar assets. During the year, one of the investments held was listed, and therefore the investment of £6m was reclassified out of level 3 and into level 1.
The other receivable relates to £12m (2023: £12m) in respect of the contingent consideration receivable for the sale of the POLS business, which comprises a 27.5% share of positive adjusted EBITDA in each calendar year for six years from the date of disposal, and 27.5% of the proceeds received by the purchaser in relation to any future monetisation event.
The valuation of the contingent consideration receivable has been determined on the basis of a discounted cash flow model, and valued by a third-party specialist. The key inputs into the discounted cash flow model are the estimates of adjusted EBITDA for the 6 years from the date of disposal and the estimate of the valuation of the business thereafter. Reasonably possible changes in assumptions for the inputs into the model would not have a material impact on the carrying value of the contingent consideration, and therefore sensitivities have not been disclosed.
The deferred and contingent consideration payable in respect of prior year acquisitions is measured as the net present value of the expected cash flows. The movement in the fair value of the deferred and contingent consideration payable is shown in the table below:

All figures in £ millions	2024	2023

At 1 January	(57)	(79)

Exchange differences	–	3

Acquisitions	(1)	–

Fair value movements – income statement	(2)	(4)

Repayments	38	23

At 31 December	(22)	(57)